STOCK OPTIONS (Details 1) - Options [Member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Expected dividend yield	0
Risk-free interest rate	3.78%
Expected life	3 years 7 days
Expected volatility	86.00%